Derivatives (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedges
Maximum time over which 3M hedges exposure to variability in future cash flows for majority of forecasted foreign currency transactions (in months)	12 months
Dollar equivalent gross notional amount, foreign exchange forward and option contracts designated as cash flow hedges	$ 3,400,000,000
Length of time over which 3M hedges exposure to variability in future cash flows for forecasted natural gas transactions (in months)	12 months
Dollar equivalent gross notional amount, natural gas commodity price swaps designated as cash flow hedges	31,000,000
Derivatives gain (loss)
Pretax gain (loss) recognized in other comprehensive income on effective portion of derivative	(9,000,000)	(21,000,000)
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income	(15,000,000)	109,000,000
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	(32,000,000)	(36,000,000)
The time period estimated for the anticipated transfer of gains (losses), net from accumulated other comprehensive income into earnings	12 months
Foreign currency forward/option contracts
Derivatives gain (loss)
Pretax gain (loss) recognized in other comprehensive income on effective portion of derivative	(30,000,000)	(58,000,000)
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income to cost of sales	(39,000,000)	96,000,000
Foreign currency forward contracts
Derivatives gain (loss)
Pretax gain (loss) recognized in other comprehensive income on effective portion of derivative	34,000,000	55,000,000
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income to interest expense	33,000,000	47,000,000
Commodity price swap contracts
Derivatives gain (loss)
Pretax gain (loss) recognized in other comprehensive income on effective portion of derivative	(13,000,000)	(18,000,000)
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income to cost of sales	$ (9,000,000)	$ (34,000,000)